Wireless Licenses, Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Site	Dec. 31, 2015 USD ($)	Jun. 13, 2017 USD ($)	Apr. 30, 2017 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Capitalized interest costs	$ 678	$ 704	$ 584
Reclassifications, adjustments and other	(201)	(436)
Goodwill acquired	2,168	2,310
Goodwill	29,172	27,205	25,331
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Wireless licenses under development	8,800	10,000
Capitalized interest costs	$ 500	500
Average remaining renewal period of wireless license portfolio (in years)	5 years 5 months 6 days
Other
Indefinite-lived Intangible Assets [Line Items]
Reclassifications, adjustments and other	$ (202)	111
Goodwill acquired	1,956	2,310
Goodwill	6,782	$ 5,028	$ 2,607
United States and Latin America | Data Center Sale with Equinix
Indefinite-lived Intangible Assets [Line Items]
Number of data center sites that will be sold | Site		23
Yahoo! Inc.
Indefinite-lived Intangible Assets [Line Items]
Goodwill	1,929			$ 874
Other intangible a acquired	$ 1,873			$ 2,586
XO Holdings
Indefinite-lived Intangible Assets [Line Items]
Goodwill					$ 200
Other intangible a acquired					$ 200
Held for Sale
Indefinite-lived Intangible Assets [Line Items]
Goodwill held for sale		$ 400